Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Long-term Purchase Commitment [Line Items]
Amount spent on orders placed for purchases of property and equipment and other assets	¥ 16,833